Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables

Accrued expenses and other payables as of December 31, 2025 and 2024 consisted of:

	December 31,	December 31,
	2025	2024
Payroll payables	$1,555,918	$1,303,352
Office rental	20,000	10,000
Other payables	186,911	44,612
Total accrued expenses and other payables	$1,762,829	$1,357,964